Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Share - Arisz Acquisition Corp. [Member] - USD ($)		12 Months Ended
		Sep. 30, 2023	Sep. 30, 2022
Redeemable Shares [Member]
Numerators:
Allocation of net loss including remeasurement of common stock		$ (1,947,991)	$ (11,119,406)
Remeasurement of common stock to redemption value	[1]	3,882,526	14,563,839
Allocation of net income (loss)		$ 1,934,535	$ 3,444,433
Denominators:
Weighted-average shares outstanding (in Shares)		5,432,532	5,893,151
Basic net income (loss) per share (in Dollars per share)		$ 0.36	$ 0.58
Non- Redeemable Shares [Member]
Numerators:
Allocation of net loss including remeasurement of common stock		$ (717,655)	$ (3,700,334)
Remeasurement of common stock to redemption value	[1]
Allocation of net income (loss)		$ (717,655)	$ (3,700,334)
Denominators:
Weighted-average shares outstanding (in Shares)		2,001,389	1,961,132
Basic net income (loss) per share (in Dollars per share)		$ (0.36)	$ (1.89)

[1]	The remeasurement amount includes funds deposited into the Trust Account to extend the time for the Company to complete the Business Combination and franchise and income taxes paid out of the Trust Account.